Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities:
Net loss	$ (6,526,014)	$ (4,790,530)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	82,356	78,566
Vested stock options and warrants	165,271	871,877
Equity instruments issued for management and consulting	721,330	(6,667)
Issuance of common stock in cashless warrant exchange	736,725
Amortization of debt discount		219,097
Penalty on debt provision		10,031
(Gain) loss on Sales of Equipment	(2,387)	17,076
Gain from sale of marketable securities	(4,716)
Changes in assets and liabilities:
Accounts receivable	(636)	19,266
Inventories	(40,468)	135,627
Prepaid expense and other assets	122,943	(81,564)
Accounts payable	(430,301)	(1,544,105)
Accrued expenses	791,459	(2,415,967)
Deferred Revenue	2,998
Net cash used in operating activities:	(4,381,440)	(7,487,293)
Cash flow from investing activities:
Purchase of marketable securities	(850,000)
Proceeds from sale of marketable securities	571,887
Purchase of certificates of deposit	(1,100,000)
Redemption of certificates of deposit	1,000,000
Purchase of fixed assets	(32,760)	(32,470)
Purchase of intangibles	(11,987)	(28,095)
Net cash used in investing activities	(422,860)	(60,565)
Cash flow from financing activities:
Proceeds from long-term and convertible debt		250,000
Principal payments on debt		(933,074)
Net proceeds from issuance of preferred stock		18,950
Net proceeds from issuance of common stock	1,712,158	13,051,830
Net cash provided by financing activities	1,712,158	12,387,706
Net increase (decrease) in cash	(3,092,142)	4,839,848
Cash at beginning of period	4,856,232	16,384
Cash at end of period	1,764,090	4,856,232
Non cash transactions:
Common stock issued to satisfy debt		$ 483,478